BUSINESS ACQUISITION	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
BUSINESS ACQUISITION
3.
BUSINESS ACQUISITION

In December 2020, the Group acquired 100% equity interest of Tianjin Puxin Online School Education Technology Co., Ltd. ("Tianjin Puxin"), a K-12 education institution, for a total cash consideration of RMB37,399, in which RMB35,529 had been paid based on the agreement in December 2020. The intangible assets and goodwill acquired from the acquisition were RMB13,700 and RMB43,300, respectively. The Group acquired Tianjin Puxin to further expand its online education student base. Tianjin Puxin after acquisition constituted less than 0.05% and 0.15% of revenue and total assets of the consolidated financial statement during the year ended and as of December 31, 2020, and the results of operations attributable to Tianjin Puxin has not been presented because they are not material to the consolidated statements of operations and comprehensive income for the years ended December 31, 2019 and 2020.

3.
BUSINESS ACQUISITION - continued

The acquired assets and liabilities were recorded at their fair value on the date of acquisition. The purchase price allocation was determined by the Group with assistance of an independent appraiser. The purchase price was allocated on the date of acquisition as below:

		Amortization
	2020	period
	RMB
Other current assets	123
Intangible assets:
Trademark	1,300	3 years
Student base	12,400	2 years
Goodwill	43,300
Deferred revenue	(11,700)
Other current liabilities	(457)
Deferred tax liabilities	(7,567)
	37,399

The goodwill is attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, which is comprised of (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from these acquisitions. The Group conducted goodwill impairment assessment in 2021, which was described as Note 9.

The following summarized unaudited pro forma results of operations for the years ended December 31, 2019 and December 31, 2020 assuming that the acquisition during the year ended December 31, 2020 occurred as of January 1, 2019. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred as of January 1, 2019, nor is it indicative of future operating results.

	Year ended December 31,
	2019	2020
	RMB	RMB
	(Unaudited)	(Unaudited)
Pro forma net revenues	2,127,834	7,231,144
Pro forma net income (loss)	177,761	(1,477,022)

The Group did not make any business acquisitions during the year ended December 31, 2021.